Consolidated Statements of Changes in Equity - AUD ($)	Total	Issued Equity [member]	Reserve [member]	Accumulated Losses [member]
At the beginning of reporting period, amount at Jun. 30, 2020	$ 33,299,345	$ 242,990,507	$ 66,014,899	$ (275,706,061)
Shareholders Equity [line items]
Other comprehensive income for the year, net of tax	(580,408)	0	(580,408)	0
Loss after income tax expense for the year	(29,902,624)	0	0	(29,902,624)
Total comprehensive income/(loss) for the year	(30,483,032)	0	(580,408)	(29,902,624)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	41,172,232	41,172,232	0	0
Conversion of Convertible Notes	7,434,191	12,092,937	(31,073,830)	26,415,084
Exercise of Warrants net of transaction costs	20,146,716	15,595,335	0	4,551,381
Employee share based payment	1,702,159	0	1,702,159	0
Exercise of vested performance rights	0	1,571,294	(1,571,294)	0
At reporting date, amount at Jun. 30, 2021	73,271,611	313,422,305	34,491,526	(274,642,220)
Shareholders Equity [line items]
Other comprehensive income for the year, net of tax	(922,327)		(922,327)	0
Loss after income tax expense for the year	(32,210,826)	0	0	(32,210,826)
Total comprehensive income/(loss) for the year	(33,133,153)	0	(922,327)	(32,210,826)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	51,053,411	51,053,411	0	0
Conversion of Convertible Notes	1,398,656	2,059,791	(5,178,972)	4,517,837
Employee share based payment	1,486,841	0	1,486,841	0
Exercise of vested performance rights	0	872,250	(872,250)	0
At reporting date, amount at Jun. 30, 2022	94,077,366	367,407,757	29,004,818	(302,335,209)
Shareholders Equity [line items]
Other comprehensive income for the year, net of tax	3,592,502	0	3,592,502	0
Loss after income tax expense for the year	(39,896,348)	0	0	(39,896,348)
Total comprehensive income/(loss) for the year	(36,303,846)	0	3,592,502	(39,896,348)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	75,937,746	75,937,746	0	0
Conversion of Convertible Notes	756,551	1,045,012	(2,589,486)	2,301,025
Employee share based payment	2,001,572	0	2,001,572	0
Exercise of vested performance rights	0	1,881,688	(1,881,688)	0
At reporting date, amount at Jun. 30, 2023	$ 136,469,389	$ 446,272,203	$ 30,127,718	$ (339,930,532)